Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]
16.	REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWINGS
The following tables present gross obligations for payables under repurchase agreements, payables under securities lending transactions and obligations to return securities received as collateral by remaining contractual maturity and class of collateral pledged at March 31, 2020 and 2021. Potential risks associated with these arrangements primarily relate to market and liquidity risks. To manage risks associated with market exposure, the MUFG Group generally revalues the collateral underlying its repurchase agreements and securities lending transactions on a daily basis and monitors the value of the underlying securities, consisting of primarily high-quality securities such as Japanese national government and Japanese government agency bonds, and foreign government and official institution bonds. In the event the market value of such securities falls below the related agreements at contract amounts plus accrued interest, the MUFG Group may be required to deposit additional collateral when appropriate. To address liquidity risks, the MUFG Group conducts stress tests to ensure the adequate level of liquidity is maintained in the event of a decline in the fair value of any collateral pledged.

	March 31, 2020
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥9,685	¥16,608	¥4,496	¥2,944	¥33,733
Payables under securities lending transactions	934	64	19	—	1,017
Obligations to return securities received as collateral	3,856	599	276	75	4,806

Total	¥14,475	¥17,271	¥4,791	¥3,019	¥39,556

	March 31, 2021
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥6,006	¥16,888	¥1,973	¥1,933	¥26,800
Payables under securities lending transactions	789	26	28	—	843
Obligations to return securities received as collateral	5,607	278	528	169	6,582

Total	¥12,402	¥17,192	¥2,529	¥2,102	¥34,225

Secured borrowing by the class of collateral pledged at March 31, 2020 and 2021 was as follows:

	March 31, 2020
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥10,687	¥38	¥2,241	¥12,966
Foreign government and official institution bonds	17,326	57	873	18,256
Corporate bonds	784	—	183	967
Residential mortgage-backed securities	4,248	—	10	4,258
Other debt securities	157	—	2	159
Marketable equity securities	506	914	1,497	2,917
Other	25	8	—	33

Total	¥33,733	¥1,017	¥4,806	¥39,556

	March 31, 2021
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥7,754	¥104	¥4,022	¥11,880
Foreign government and official institution bonds	13,914	17	738	14,669
Corporate bonds	702	1	214	917
Residential mortgage-backed securities	3,729	—	—	3,729
Other debt securities	218	—	5	223
Marketable equity securities	462	721	1,603	2,786
Other	21	—	—	21

Total	¥26,800	¥843	¥6,582	¥34,225